Leases (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 4,407
2021	3,208
2022	2,070
2023	1,586
2024	1,086
2025 and thereafter	3,746
Total undiscounted cash flows	16,103
Less imputed interest	(1,151)
Present value of lease liabilities	$ 14,952